NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of credit quality analysis of finance leases (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
NET INVESTMENT IN DIRECT FINANCING LEASES
Net investment in direct financing leases, end of year	$ 0	$ 0
Less: Allowance for uncollectible receivables	(112,964,579)	(110,645,104)	$ (119,067,356)
Overdue and credit-impaired | Overdue above 90 days
NET INVESTMENT IN DIRECT FINANCING LEASES
Net investment in direct financing leases, end of year	0	11,302,893
Overdue and credit-impaired | Not yet overdue but credit impaired
NET INVESTMENT IN DIRECT FINANCING LEASES
Net investment in direct financing leases, end of year	$ 112,964,579	$ 99,342,211